Collateral and Contractual Commitments for the Acquisition of Property, Plant and Equipment, Loans to Customers and Other - Summary of Collateral and Contractual Commitments for Acquisition of Property, Plant And Equipment, Loans to Customers and Other (Detail) - USD ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Collateral and contractual commitments [abstract]
Collateral given for own liabilities	$ 240	$ 277
Contractual commitments to purchase property, plant and equipment	257	641
Contractual commitments to acquire loans to associates/customers	57	59
Other commitments	$ 1,684	$ 1,846